INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2016
INVESTMENTS IN AFFILIATES [Abstract]
INVESTMENTS IN AFFILIATES
14.	INVESTMENTS IN AFFILIATES

Investments accounted for under the equity method.

On December 20, 2012, Jinko Power Co., Ltd, a fully owned subsidiary of Jiangxi Jinko Engineering, signed a strategic cooperation agreement with Jinchuan Group Co., Ltd. (“Jinchuan Group”), a Chinese state-owned enterprise, to jointly invest in and establish a company named Gansu Jintai Electronic Power Co., Ltd. (“Gansu Jintai” or “investee”), to develop 200 MW photovoltaic (“PV”) solar power plant in Jinchang, Gansu Province, China. Jinko Power Co., Ltd holds 28% equity interest in Gansu Jintai and accounts for its investment in Gansu Jintai using the equity method as Jinko Power Co., Ltd has the ability to exercise significant influence over the operating and financial policies of the investee. Jinko Power Co., Ltd’s share of Gansu Jintai’s results of operations is included in equity (loss)/gain in affiliated companies in the income from discontinued operations, with an amount of RMB 9,549,284, RMB13,669,112 and RMB15,265,937 for the year ended December 31, 2014, 2015 and 2016, respectively.

The above investment is disposed as part of the disposition of downstream solar project segment (note 3).

Investments accounted for under the cost method

In May 2012, the Group acquired a 9% stake in Heihe Hydropower Development Co., Ltd, a company in Gansu province, China, for a consideration of RMB7,200,000. The Group accounted for the RMB7.2 million using the cost method of accounting.